Operating Leases - Summary of Lease Terms and Discount Rates (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating leases, Weighted average remaining lease term (years)	2 years 3 days	2 years 6 months 18 days	2 years 3 months 18 days
Operating leases, Weighted average discount rate	4.75%	4.77%	4.76%